28. OPERATING COSTS AND EXPENSES (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of construction cost [abstract]
Personnel and managers	R$ 83	R$ 85	R$ 70
Materials	775	595	379
Outsourced services	598	421	364
Others	125	99	84
Construction cost	R$ 1,581	R$ 1,200	R$ 897